Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue
Schedule of Deferred revenue Recognition

	For the Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
ASC 606 revenue:
Management services and technical services	46,143	50,291	48,416	6,954
Brand royalty fees	6,604	5,189	5,081	730
Consumable sales	7,005	5,867	9,482	1,362
Medical service	31,599	37,770	54,048	7,763
Medicine income	57	15,058	22,777	3,272

ASC 606 revenue	91,408	114,175	139,804	20,081

ASC 842 revenue:
Operating lease income*	232,015	71,864	53,485	7,683
Sales-type lease income*	—	—	1,130	162
Direct financing lease income*	7,554	4,859	3,944	567

ASC 842 revenue	239,569	76,723	58,559	8,412
Total revenue	330,977	190,898	198,363	28,493